Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds - Mortgage Finance Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	$ 3,798	$ 7,479
Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	2,592	3,946
Due After 1 Year But Within 2 Years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	1,039	2,395
Due after 2 year but within 3 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	167	980
Due after 3 year but within 4 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments		158
Due after 4 year but within 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments
Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments